Revenue Recognition - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract assets	$ 0		$ 0	$ 0
Contract with customer accounts receivable	490		262	348
Deferred revenue balance	2,110		2,864	1,661	$ 1,591
Deferred revenue, noncurrent	404		501	1,545
Revenue, remaining performance obligation, amount	3,331		4,321
Capitalized contract cost, amortization	1,252	$ 211	238	429
Capitalized contract cost, net	1,703		1,910	455
Bill and HoldArrangements [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period	329	$ 400	670	409
Customized Design Services [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period			1,621	3,956
Battery Shipment [Member]
Disaggregation of Revenue [Line Items]
Contract with customer, performance obligation satisfied in previous period			1,151	$ 723
Revenue Remaining Performance Obligation Expected Period of Recognization Year One [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	1,650		3,277
Revenue Remaining Performance Obligation Expected Period of Recognization Year Two to Five [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount	$ 1,681		$ 1,044